COMMITMENTS	3 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 6  —  COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 12, 2021, the holders of the Founder Shares, Private Placement Warrants, any Working Capital Warrants, and any Forward Purchase Securities (and any shares of common stock issuable upon the exercise of the Private Placement Warrants, any Working Capital Warrants, or any Forward Purchase Warrants) will be entitled to registration rights requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to four demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Public Offering, or $14,490,000. The deferred fee will be payable in cash to the underwriters solely in the event that the Company completes a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

The Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital II LLC (formerly Northern Genesis Capital LLC), an entity which is affiliated with the Company’s Sponsor, pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, certain persons have the first right to purchase an aggregate maximum amount of $75,000,000 of either (i) a number of units (“Forward Purchase Units”), consisting of one share of Class A common stock (“Forward Purchase Shares”) and one-sixth of one redeemable warrant (“Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.75 per share (such Forward Purchase Shares valued at $9.75 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination. The Forward Purchase Warrants would have the same terms as the Public Warrants and the Forward Purchase Shares would be identical to the shares of common stock included in the Units sold in the Initial Public Offering, except the Forward Purchase Shares and the Forward Purchase Warrants would be subject to transfer restrictions until registered pursuant to certain registration rights. The funds from the sale of the Forward Purchase Securities may be used as part of the consideration to the sellers in the initial Business Combination and for expenses in connection with an initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company.

The forward purchase transaction is not dependent upon or affected by the percentage of stockholders electing to redeem their Public Shares and may provide the Company with an increased minimum funding level for the initial Business Combination. The forward purchase transaction is subject to conditions, including one or more purchasers (each, a “forward purchase investor”) confirming its commitment to purchase Forward Purchase Securities and the amount thereof, no later than fifteen days after the Company notifies Northern Genesis Capital II LLC of the Company’s intention to raise capital through the issuance of equity securities in connection with the closing of an initial Business Combination. Each forward purchase investor may grant or withhold its confirmation entirely within its sole discretion. Accordingly, if a forward purchase investor does not confirm the purchase, it will not have the right and will not be obligated to purchase any of the Forward Purchase Securities.